Property, Plant and Equipment (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Summary of maturity analysis of operating lease payments receivable
The maturity analysis of

operating lease payments receivable from the buildings and machiner
y
 and equipment is as follows:

	December 31, 2020	June 30, 2021
	NT$	NT$
	(In Millions)	(In Millions)

Year 1	$149.1	$22.0
Year 2	17.0	8.5

	$166.1	$30.5

Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Summary of Property, Plant and Equipment

	Land and Land Improvements	Buildings	Machinery and Equipment	Office Equipment	Equipment under Installation and Construction in Progress	Total
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Cost

Balance at January 1, 2020	$3,991.8	$438,075.0	$2,886,623.0	$54,611.4	$528,295.1	$3,911,596.3
Additions (deductions)	—	66,843.8	575,722.1	9,268.1	(374,596.1)	277,237.9
Disposals or retirements	—	(19.7)	(3,060.2)	(114.2)	—	(3,194.1)
Transfers from assets subject to operating leases	—	22.3	—	—	—	22.3
Effect of exchange rate changes	(14.6)	(1,126.9)	(3,760.4)	(125.4)	(140.1)	(5,167.4)

Balance at June 30, 2020	$3,977.2	$503,794.5	$3,455,524.5	$63,639.9	$153,558.9	$4,180,495.0

Accumulated depreciation and impairment

Balance at January 1, 2020	$538.7	$243,059.3	$2,278,266.0	$37,418.4	$—	$2,559,282.4
Additions	0.8	13,167.7	118,235.1	3,172.2	—	134,575.8
Disposals or retirements	—	(15.8)	(2,892.0)	(113.2)	—	(3,021.0)
Transfers from assets subject to operating leases	—	8.2	—	—	—	8.2
Effect of exchange rate changes	(10.1)	(612.9)	(3,175.4)	(74.9)	—	(3,873.3)

Balance at June 30, 2020	$529.4	$255,606.5	$2,390,433.7	$40,402.5	$—	$2,686,972.1

Carrying amounts at January 1, 2020	$3,453.1	$195,015.7	$608,357.0	$17,193.0	$528,295.1	$1,352,313.9

Carrying amounts at June 30, 2020	$3,447.8	$248,188.0	$1,065,090.8	$23,237.4	$153,558.9	$1,493,522.9

Cost

Balance at January 1, 2021	$3,942.6	$522,447.4	$3,607,005.7	$68,862.7	$223,965.4	$4,426,223.8
Additions	2,587.2	34,524.3	217,478.9	3,799.5	108,588.6	366,978.5
Disposals or retirements	—	(19.9)	(6,882.0)	(124.8)	—	(7,026.7)
Transfers from assets subject to operating leases	—	35.5	656.2	—	—	691.7
Transfers to assets subject to operating leases	—	—	(244.6)	—	—	(244.6)
Effect of exchange rate changes	(16.1)	86.0	672.2	(7.4)	(81.6)	653.1

Balance at June 30, 2021	$6,513.7	$557,073.3	$3,818,686.4	$72,530.0	$332,472.4	$4,787,275.8

Accumulated depreciation and impairment

Balance at January 1, 2021	$506.1	$271,799.5	$2,555,530.0	$43,802.3	$—	$2,871,637.9
Additions	0.7	16,942.3	178,535.5	3,863.4	—	199,341.9
Disposals or retirements	—	(17.1)	(6,695.4)	(124.0)	—	(6,836.5)
Transfers from assets subject to operating leases	—	15.6	197.7	—	—	213.3
Transfers to assets subject to operating leases	—	—	(68.3)	—	—	(68.3)
Impairment	—	—	274.4	—	—	274.4
Effect of exchange rate changes	(3.8)	21.6	590.3	(7.1)	—	601.0

Balance at June 30, 2021	$503.0	$288,761.9	$2,728,364.2	$47,534.6	$—	$3,065,163.7

Carrying amounts at January 1, 2021	$3,436.5	$250,647.9	$1,051,475.7	$25,060.4	$223,965.4	$1,554,585.9

Carrying amounts at June 30, 2021	$6,010.7	$268,311.4	$1,090,322.2	$24,995.4	$332,472.4	$1,722,112.1

Property, plant and equipment subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Summary of Property, Plant and Equipment

	Buildings	Machinery and Equipment	Total
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Cost

Balance at January 1, 2020	$562.6	$—	$562.6
Transfers to assets used by the Company	(22.3)	—	(22.3)

Balance at June 30, 2020	$540.3	$—	$540.3

Accumulated depreciation

Balance at January 1, 2020	$499.1	$—	$499.1
Additions	11.4	—	11.4
Transfers to assets used by the Company	(8.2)	—	(8.2)

Balance at June 30, 2020	$502.3	$—	$502.3

Carrying amounts at January 1, 2020	$63.5	$—	$63.5

Carrying amounts at June 30, 2020	$38.0	$—	$38.0

Cost

Balance at January 1, 2021	$227.6	$1,199.0	$1,426.6
Transfers to assets used by the Company	(35.5)	(656.2)	(691.7)
Transfers from assets used by the Company	—	244.6	244.6

Balance at June 30, 2021	$192.1	$787.4	$979.5

Accumulated depreciation

Balance at January 1, 2021	$201.4	$222.0	$423.4
Additions	0.6	133.5	134.1
Transfers to assets used by the Company	(15.6)	(197.7)	(213.3)
Transfers from assets used by the Company	—	68.3	68.3

Balance at June 30, 2021	$186.4	$226.1	$412.5

Carrying amounts at January 1, 2021	$26.2	$977.0	$1,003.2

Carrying amounts at June 30, 2021	$5.7	$561.3	$567.0

Property plant and equipment including subject and not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Summary of Property, Plant and Equipment

	December 31, 2020	June 30, 2021
	NT$	NT$
	(In Millions)	(In Millions)
Assets used by the Company	$1,554,585.9	$1,722,112.1
Assets subject to operating leases	1,003.2	567.0

	$1,555,589.1	$1,722,679.1